Significant Transactions - Detailed Information of Business Acquisition (Detail) - Jun. 23, 2017 - Private bancorp inc [member] $ in Millions, $ in Millions	CAD ($)	USD ($)
Disclosure of detailed information about business combination [line items]
Issuance of CIBC common shares	$ 3,443
Cash	2,770	$ 2,100
Estimated obligation payable to dissenting shareholders	327
Issuance of replacement equity-settled awards	72	54
Total purchase consideration estimated in 2017	6,612
Adjustment to purchase consideration in 2018	29
Total final purchase consideration	$ 6,641	$ 5,000